Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Disclosure of initial application of standards or interpretations [text block]
IFRS
16
– “Leases” replaces the current lease accounting requirements and introduces significant changes in the accounting treatment. This change removes the distinction between operating and finance leases under IAS
17
– “Leases” and related interpretations and requires a lessee to recognize a right-of-use asset and a liability classified according to the contract period.

Having adopted the standard effective from
January 1, 2019,
the Company has adopted retrospective presentation for the consolidated financial statements. The impact on the financial statements is demonstrated below:

- Recognition of right-of-use assets and lease liabilities in the balance sheet, initially measured at the present value of future lease payments;

- Recognition of depreciation expenses related to right-of-use assets in the income statement;

- Recognition of interest expenses in the financial result on the lease liabilities in the income statement; and

- Segregation of the payment of the leases, into a principal portion presented within the financing activities and an interest component presented in operating activities within cash flow.

The new lease definitions have been applied to all identified contracts in effect on the date of adoption of the standard. IFRS
16
specifies that the contract contains a lease if it grants the lessee the right to control the use of the identified asset for a period of time by exchange of counter payments.

The Company carried out an inventory of the contracts, evaluating the lease terms in order to conclude whether they include a lease in accordance with IFRS
16.
This analysis identified a significant number of contracts mainly related to the leasing of real estate from third
parties, trucks, cars, forklifts and servers.

Short-term (
12
months or less) and low value (USD
5,000
or less) leases were
not
subject to this analysis, as permitted bunder the standard. For these contracts, the Company will continue to recognize lease expenses on a straight-line basis, if applicable.

When measuring lease liabilities, the Company discounted lease payments using incremental borrowing rates. The weighted average rate applied is of
12.6%
until
December 31, 2018.

The Company has adopted retrospective presentation for the consolidated financial statements. The tables below summarize the impacts of the adoption of the standard on the income statement, the statement of comprehensive income, the balance sheet and the statement of cash flow:

			2018			2017
Consolidated Income Statements	Originally	IFRS 16	Restated	Originally	IFRS 16	Restated
	Submitted			Submitted

Net sales	50,231.3	-	50,231.3	47,899.3	-	47,899.3
Cost of sales	(19,269.6)	20.2	(19,249.4)	(18,041.8)	13.4	(18,028.4)
Gross profit	30,961.7	20.2	30,981.9	29,857.5	13.4	29,870.9

Distribution expenses	(6,736.5)	129.3	(6,607.2)	(6,295.5)	101.7	(6,193.8)
Sales and marketing expenses	(5,729.5)	8.2	(5,721.3)	(5,620.0)	6.4	(5,613.6)
Administrative expenses	(2,367.2)	3.7	(2,363.5)	(2,623.8)	3.8	(2,620.0)
Other items, not restated	860.9	-	860.9	1,108.6	-	1,108.6
Income from operations	16,989.4	161.4	17,150.8	16,426.8	125.3	16,552.1

Finance expenses	(4,562.2)	(206.8)	(4,769.0)	(4,268.3)	(219.9)	(4,488.2)
Other items, not restated	738.8	-	738.8	774.4	-	774.4
Net finance cost	(3,823.4)	(206.8)	(4,030.2)	(3,493.9)	(219.9)	(3,713.8)

Share of results of joint ventures	1.0	-	1.0	(3.1)	-	(3.1)
Income before income tax	13,167.0	(45.4)	13,121.6	12,929.8	(94.6)	12,835.2

Income tax expense	(1,789.6)	15.7	(1,773.9)	(5,079.3)	31.6	(5,047.7)
Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5

Attributable to:
Equity holders of Ambev	11,024.7	(29.7)	10,995.0	7,332.0	(63.0)	7,269.0
Non-controlling interests	352.7	-	352.7	518.5	-	518.5

Basic earnings per share – common - R$	0.7014	(0.0019)	0.6995	0.4668	(0.0040)	0.4628
Diluted earnings per share – common - R$	0.6953	(0.0019)	0.6934	0.4629	(0.0040)	0.4590

			2018	2017
Consolidated Statements of Comprehensive Income	Originally Submitted	IFRS16	Restated	Originally Submitted	IFRS16	Restated

Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5

Gains/losses on translation of foreign operations	1,766.4	0.2	1,766.6	1,952.3	(0.1)	1,952.2

Other items, not restated	519.4	-	519.4	638.3	-	638.3

Total comprehensive income	13,663.2	(29.5)	13,633.7	10,441.1	(63.1)	10,378.0
Attributable to:
Equity holders of Ambev	13,188.9	(29.5)	13,159.4	9,891.7	(63.1)	9,828.6
Non-controlling interest	474.3	-	474.3	549.4	-	549.4

			12/31/2018			01/01/2018
Consolidated Balance Sheets	Originally Submitted	IFRS 16	Restated	Originally Submitted	IFRS 16	Restated
Assets

Property, plant and equipment	20,097.0	1,541.0	21,638.0	18,822.3	1,882.8	20,705.1
Deferred tax assets	2,017.5	47.3	2,064.8	2,279.3	31.6	2,310.9
Other items, not restated	46,682.0	-	46,682.0	41,032.3	-	41,032.3
Non-current assets	68,796.5	1,588.3	70,384.8	62,133.9	1,914.4	64,048.3

Current assets	25,329.6	-	25,329.6	24,362.7	-	24,362.7

Total assets	94,126.1	1,588.3	95,714.4	86,496.6	1,914.4	88,411.0

Equity and liabilities

Equity

Reserves	70,215.3	(92.7)	70,122.6	63,361.1	(63.0)	63,298.1
Carrying value adjustments	(71,584.9)	0.1	(71,584.8)	(74,966.5)	(0.1)	(74,966.6)
Other items, not restated	57,710.2	-	57,710.2	57,258.8	-	57,258.8
Equity attributable to equity holders of Ambev	56,340.6	(92.6)	56,248.0	45,653.4	(63.1)	45,590.3
Non-controlling interests	1,206.8	-	1,206.8	1,974.1	-	1,974.1
Total Equity	57,547.4	(92.6)	57,454.8	47,627.5	(63.1)	47,564.4

Interest-bearing loans and borrowings	862.1	1,300.3	2,162.4	1,231.9	1,599.3	2,831.2
Other items, not restated	10,888.2	-	10,888.2	8,948.7	-	8,948.7
Non-current liabilities	11,750.3	1,300.3	13,050.6	10,180.6	1,599.3	11,779.9

Interest-bearing loans and borrowing	1,560.6	380.6	1,941.2	1,321.1	378.2	1,699.3
Other items, not restated	23,267.8	-	23,267.8	27,367.4	-	27,367.4
Current liabilities	24,828.4	380.6	25,209.0	28,688.5	378.2	29,066.7

Total liabilities	36,578.7	1,680.9	38,259.6	38,869.1	1,977.5	40,846.6

Total equity and liabilities	94,126.1	1,588.3	95,714.4	86,496.6	1,914.4	88,411.0

			2018			2017
Consolidated Cash Flow Statements	Originally Submitted	IFRS 16	Restated	Originally Submitted	IFRS 16	Restated

Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5
Depreciation, amortization and impairment	4,023.1	425.3	4,448.4	3,612.1	424.8	4,036.9
Net finance cost	3,823.4	206.9	4,030.3	3,493.9	219.9	3,713.8
Income tax expense	1,789.6	(15.7)	1,773.9	5,079.3	(31.6)	5,047.7
Other items, not restated	(832.3)	-	(832.3)	642.2	(0.1)	642.1
Cash flow from operating activities before changes in working capital and use of provisions	20,181.2	586.8	20,768.0	20,678.0	550.0	21,228.0

Cash generated from operations	19,734.7	586.7	20,321.4	20,242.8	550.0	20,792.8

Interest paid	(622.0)	(151.8)	(773.8)	(557.3)	(163.3)	(720.6)
Other items, not restated	(1,201.5)	-	(1,201.5)	(1,811.4)	-	(1,811.4)
Cash flow from operating activities	17,911.2	434.9	18,346.1	17,874.1	386.7	18,260.8

Payment of lease liabilities	(13.1)	(434.9)	(448.0)	(9.0)	(386.7)	(395.7)
Other items, not restated	(13,208.5)	-	(13,208.5)	(12,855.2)	-	(12,855.2)
Cash flow from financing activities	(13,221.6)	(434.9)	(13,656.5)	(12,864.2)	(386.7)	(13,250.9)

Other items, not restated	(3,675.7)	-	(3,675.7)	(3,073.0)	-	(3,073.0)

Net increase/(decrease) in cash and cash equivalents	1,013.9	-	1,013.9	1,936.9	-	1,936.9
Effect of exchange rate fluctuations	96.9	-	96.9	539.0	-	539.0

Description of accounting policy for functional currency [text block]
(a)	Basis of preparation and measurement

The financial statements are presented in millions of Brazilian Real (“R$”), unless otherwise indicated, rounded to the nearest million. The measurement basis used in preparing the financial statements is historical cost, net realizable value, fair value or recoverable amount.

Description of accounting policy for new IFRS releases [text block]
(b)	Recently issued IFRS

(
b.1
) Uncertainty over Income Tax Treatment - IFRIC
23

The Company reviewed the adoption of IFRIC
23
Uncertainty over Income Tax Treatments in order to determine the impact on the consolidated financial Statement
.

The Company reclassified the amount of
R$251.6
from Provisions to Income tax and social contribution payable as of
31
December 2019,
as described in Note
26.
This reclassification was carried out consistently with the clarification held at the IFRS Interpretation Committee, which clarify that uncertain tax positions are part of the current or deferred income tax measurement.

Other Standards, Interpretations and Amendments to Standards

There is
no
other Standards, Interpretations and Amendments to Standards which could have an impact on the Company. These standards are not
expected to have a material impact on the entity in the current or future reporting periods, or on foreseeable future transactions.

Description of accounting policy for the basis of consolidation [text block]
(c)	Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates used in its consolidated financial statements are prepared for the same reporting period as Ambev, using consistent accounting policy.

All intercompany transactions, balances and unrealized gains or losses on transactions between group companies have been eliminated.

Subsidiaries

The Company controls an entity when it is exposed to or has rights to variable returns due to its involvement with the entity and is able to affect those returns through its power over the entity. When assessing control, potential voting rights are considered. Control is presumed to exist where the Company owns, directly or indirectly, more than half of the voting rights (which does not
always equate to economic ownership), unless it can be demonstrated that such ownership does not
constitute control.

Subsidiaries are consolidated from the date on which control is obtained by the Company, except when the predecessor basis of accounting is applied to common control transfers. Consolidation is discontinued from the date on which control ceases.

Ambev uses the purchase method to account for its business combinations. The consideration transferred for the acquisition of a subsidiary represents the fair value of the assets transferred, the liabilities incurred and the equity interest issued by Ambev. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income as they are incurred. Assets, liabilities and contingent liabilities acquired/assumed in a business combination are recognized initially at their fair value as at the acquisition date. Ambev recognizes the non-controlling interest in the acquiree, either at its fair value or at the non-controlling interest’s proportional share of the net assets acquired. The measurement of the non-controlling interest to be recognized is determined for each acquisition.

The excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired, at the date of acquisition, is recorded as goodwill. When the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized directly in income.

All intercompany transactions, balances and unrealized gains and losses on transactions between group companies have been eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no
evidence of impairment.

Joint arrangements

Joint arrangements are all entities over which the Company shares control with one
or more parties. Joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

Business combination between entities under common control

Business combinations between entities under common control have not
been addressed under IFRS. The IFRS
3
is the pronouncement applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control.

i) Predecessor basis of accounting

In accordance with IAS
8,
Management has adopted the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), the predecessor basis of accounting to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value as at the transfer date. If the book value of assets and liabilities transferred by the parent is different from the historical cost recorded by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, in counterpart to shareholders' equity against the carrying value adjustments.

ii) Assets Swap

For transactions between entities under common control that involve the disposal or transfer of assets from the subsidiary to its parent company (i.e. above the level of the consolidated financial statements) the Company assesses the existence of: (i) any conflicts of interest; and (ii) an economic substance and purpose to the transaction. Having fulfilled these assumptions, the Company adopted as a policy the concepts of IAS
16
in order to provide adequate visibility and fair impact on the amount of the distributable results to our shareholders, specially the non-controlling interests. This policy also includes assets acquired through the swap of non-cash assets, or swap with a combination of cash and non-cash assets. The assets subject to the swap may
be of equal or different nature. The cost of such asset is measured at fair value, unless: (i) the swap transaction is not
commercial in nature; or (ii) the fair value of the asset received (and the asset assigned) cannot be reliably measured. The acquired asset is measured in this way even if the assignor entity cannot immediately remove the asset from its books. If the acquired asset is not
measurable at fair value, its cost is determined based on the book value of the assigned asset.

Whenever there is a distribution of assets that is
not
recorded as cash, the asset, before its distribution, is registered at fair value in the income account. This procedure is applicable to the distributions in which the assets are equal in nature and therefore treated equitably. However, similarly to IFRIC
17,
in the absence of a specific accounting practice for transactions under common control, we apply this procedure in our accounting practice. We also apply the same procedure to sales (products, supplies, etc.) to our controlling entity, where the positive result of the sale is recognized in income.

Description of accounting policy for foreign currency translation [text block]
(d)	Foreign currency translation

Functional and presentation currency

The items included in the financial statements of each subsidiary of the Company are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The functional and presentation currency of the Company financial statements is the Brazilian Real.

Transactions and balances

Foreign currency transactions are accounted for at the exchange rates prevailing as at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the balance sheet date rate. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing as at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies stated at fair value are translated at the exchange rate in force as at the date when the fair value was determined. Gains and losses arising from the settlement of transactions in foreign currencies and resulting from the conversion of assets and liabilities denominated in foreign currencies are recognized in the income statement.

Foreign exchange gains and losses related to loans and cash and cash equivalents are presented in the income statement as finance expenses or finance income.

Conversion of the financial statements of subsidiaries located abroad

Assets and liabilities of subsidiaries located abroad are translated at the foreign exchange rates prevailing at the balance sheet date, while amounts from the income statement and cash flow are translated at the average exchange rate for the year, and changes in equity are translated at the historical exchange rate of each transaction. Translation adjustments arising from the difference between the average exchange rates and the historical rates are recorded directly in Carrying value adjustments.

On consolidation, exchange differences arising from the translation of equity in foreign operations and borrowing and other currency instruments designated as net investment hedges are recognized in Carrying value adjustments, an equity reserve, and included in Other comprehensive income.

The goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing rate.

Net investment in a foreign operation

An entity
may
have a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future, and which does not
include trade receivables or trade payables. Exchange differences arising shall be recognized initially in other comprehensive income and reclassified from equity to profit or loss upon the disposal of the net investment.

Financial reporting in hyperinflationary economies

Under IAS
29,
the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether based on a historical costs approach or on a current costs approach, shall be stated in terms of the measuring unit which is in force at the end of the reporting period, and translated into Reais at the closing rate for the period.

Exchange rates

The most significant exchange rates used in the preparation of the Company’s financial statements are as follows:

			Closing rate			Average rate
Currency	Name	Country	2019	2018	2017	2019	2018	2017

CAD	Canadian Dollars	Canada	3.1019	2.8431	2.6380	2.9651	2.8092	2.4567
DOP	Dominican Pesos	Dominican republic	0.0761	0.0770	0.0685	0.0769	0.0734	0.0674
USD	US Dollar	Panamá and Cuba (i)	4.0307	3.8748	3.3080	3.9410	3.6348	3.2017
GTQ	Quetzal	Guatemala	0.5245	0.5001	0.4500	0.5120	0.4837	0.4344
ARS	Argentinean Peso	Argentina	0.0673	0.1025	0.1762	0.0835	0.1371	0.1931
BOB	Bolivian Peso	Bolivia	0.5791	0.5567	0.4753	0.5666	0.5222	0.4600
PYG	Guarani	Paraguay	0.0006	0.0007	0.0006	0.0006	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1080	0.1196	0.1151	0.1118	0.1181	0.1116
CLP	Chilean Peso	Chile	0.0054	0.0056	0.0054	0.0056	0.0057	0.0049
BBD	Barbadian Dollar	Barbados	1.9870	1.9101	1.6307	1.9427	1.7918	1.5783

(i) The functional currency of Cuba, the Cuban convertible peso (“CUC”), has a fixed parity with the dollar (“USD”) at balance sheet date.

Description of accounting policy for segment reporting [text block]
(e)	Segment reporting

Reportable segments are identified based on the internal reporting regularly reviewed by the chief operating decision maker of the Company for the purposes of evaluating the performance of each segment and allocating resources to those segments. Accordingly, segment information is presented by geographical area, since the risks and rates of return are affected predominantly by the fact that the Company operates in different regions. The Company’s management structure and the information reported to the chief decision are structured on the same basis.

Performance information by business units (Beer and non-alcoholic beverages (“NAB”)), is also presented to the decision maker for the Company and is disclosed as additional information, even though it does not
qualify as a segment. Internally, the Company’s management uses performance indicators such as the earnings of consolidated operation before interest and taxes (“EBIT”) and normalized earnings of consolidated operation before interest, taxes, depreciation and amortization (“normalized EBITDA”) as measures of segment performance to make decisions about resource allocation and to analyze the performance of the consolidated operations. These indicators are reconciled to the profit of the segment in the tables on Note
5
– Segment reporting
.

Effective
January 1, 2019,
we reorganized our regional reporting structure. We
no
longer report Latin America North (“LAN”) business segment and, from now on, we are reporting Brasil and Central America and The Carribean (“CAC”) business segments separated. On
December 31, 2019
we conducted our operations in
four
business segments, as follows:

▪ Brazil, where we operate
two
business sub units: (i) beer and (ii) non-alcoholic beverages (NAB);

▪ Central America and Caribbean (“CAC”), which includes our direct operations in the Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala (which also serves El Salvador, Nicaragua and Honduras), Barbados and Panama;

▪ Latin America South (LAS), which includes our operations in Argentina, Bolivia, Chile, Paraguay and Uruguay; e

▪ Canada, represented by the operations of Labatt’s.

Description of accounting policy for recognition of revenue [text block]
(f)	Revenue recognition

The Company recognizes revenue when the amount of revenue can be measured reliably and it is probable that economic benefits associated with the transaction will flow to the Company, as described below.

Revenue comprises the fair value of the amount received or receivable upon the selling of products or the rendering of services in the ordinary course of business. Revenue is presented net of taxes, returns, rebates and discounts, as well as net of the elimination of sales between group companies.

Goods sold

The company recognizes revenue when its performance obligations are satisfied, meaning when the Company transfers control of a product to a customer.

Specifically, revenue recognition follows the following
five
-step approach:

•	Identification of the contracts with a customer

•	Identification of the performance obligations in the contracts

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contracts; and

•	Revenue recognition when the performance obligations are satisfied, meaning when the company transfers control of a product to a customer.

Revenue from the sale of goods is measured at the amount that reflects the best estimate of the consideration expected to be received in exchange for those goods. Contracts can include significant variable elements, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses and penalties. Such trade incentives are treated as variable consideration. If the consideration includes a variable component, the company estimates the amount of consideration to which it will be entitled for transferring the promised goods or services to the customer. Variable consideration is only included in the transaction price if it is highly probable that the amount of revenue recognized would not
be subject to significant future reversals when such uncertainty is resolved.

Finance income

Finance income consists of interest received or receivable on funds invested, foreign exchange gains, gains on currency hedging instruments intended for offsetting currency losses, gains on hedging instruments that are not
part of a hedge accounting relationship, gains on financial assets classified as at fair value through profit or loss, as well as any gains due to hedge ineffectiveness.

Interest income is recognized on an accrual basis unless collectability is in doubt.

Description of accounting policy for expenses [text block]
(g)	Expenses

Finance expenses

Finance expenses comprise interest payable on borrowing, calculated using the effective interest rate method, foreign exchange losses, losses on currency hedging instruments intended for offsetting currency gains, results on interest rate hedging instruments, losses on hedging instruments that are not
part of a hedge accounting relationship, losses on financial assets classified as held for trading, impairment losses on financial assets classified as available for sale, as well as any losses due to hedge ineffectiveness.

All interest costs incurred in connection with borrowing or financial transactions are expensed as incurred as part of finance expenses, except when capitalized. Any difference between the initial amount and the maturity amount of interest-bearing loans and borrowing, such as transaction costs and fair value adjustments, are recognized in the income statement over the expected life of the instrument based on the effective interest rate method. The interest expenses component of finance lease payments is also recognized in the income statement using the effective interest rate method.

Royalty expenses

Royalties are classified as cost of goods sold.

Description of accounting policy for exceptional items [text block]
(h)	Exceptional items

Exceptional items are those that in Management’s judgment need to be disclosed separately. In determining whether an event or transaction is special, Management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence, and the potential of impact on the variation of profit or loss. These items are disclosed in the income statement or separately disclosed in the notes to the financial statements. Transactions that may
give rise to exceptional items are principally restructuring activities, amnesty, acquisition of subsidiaries, impairment losses, and gains or losses on disposal of assets and investments.

Description of accounting policy for income tax [text block]
(i)	Income tax and social contribution

The income tax and social contribution for the year are comprised of the current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or in other equity accounts. In these cases, the tax effect is also recognized directly in comprehensive income or in the equity accounts (except for interest on shareholders’ equity. See Note
3
(p)).

The current tax expense represents the expectation of payment on the taxable income for the year, using tax rates enacted, or substantially enacted, at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred taxes are recognized using the balance sheet liability approach. This means that a deferred tax liability or asset is recognized for all taxable and tax deductible temporary differences between the tax and accounting basis of assets and liabilities. Under this method, a provision for deferred taxes is also calculated on the differences between the fair value of assets and liabilities acquired in a business combination and their tax basis. IAS
12
prescribes that
no
deferred tax liability on goodwill recognition, and
no
deferred tax asset/liability is recorded: (i) Upon the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither the accounting nor the taxable profit or loss; and (ii) For differences related to investments in subsidiaries to the extent that they will not
be reversed in the foreseeable future. The amount of deferred tax provided for is based on the expectation of the realization or settlement of the temporary difference, using currently or substantially enacted tax rates.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and where they relate to income taxes levied by the same tax authority on the same taxable entity, or to different taxable entities which intend either to settle their current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Deferred tax assets are recognized only to the extent that it is likely that future taxable profits will be available. The deferred income tax asset is reduced to the extent that it is no
longer probable that the future taxable benefits will occur.

Description of accounting policy for property, plant and equipment [text block]
(j)	Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. The cost includes the purchase price, borrowing cost incurred during the construction period and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management (e.g. nonrefundable tax, transport and the costs of dismantling and removal and site restoration, if applicable). The cost of a self-constructed asset is determined using the same principles as for an acquired asset. The depreciation methods, residual value, as well as the useful lives are reassessed and adjusted if appropriate, annually.

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of such assets.

Land is
not
depreciated since it is deemed to have an indefinite life.

Property, plant and equipment, and depreciation include the effects of the use of the predecessor basis of accounting (Note
3
(c)).

Subsequent expenditures

The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing a component of such an item if it is probable that the future economic benefits embodied with the component will flow to the Company and the cost of the component can be measured reliably. All other costs are expensed as incurred.

Depreciation

The depreciable amount is the cost of an asset less its residual value. Residual values, if not
insignificant, are reassessed annually. Depreciation is calculated from the date the asset is available for use, using the straight-line method over the estimated useful lives of the assets. The right-of-use assets are depreciated during the period of each contract.

The estimated useful lives of the major classes of property, plant and equipment are as follow:

Buildings (years)		25
Plant and equipment (years)		15
Fixtures (years)		10
Fittings (years)		10
Assets for external use (years)	2	-	5

The assets residual values and useful lives are reviewed at least annually. Management uses judgment to assess and ascertain the useful lives of these assets.

Gains and losses on sale

Gains and losses on sales are determined by comparing the results with the carrying amount and are recognized in Other operating income/(expenses) in the income statement.

Leases

Until
December 31, 2018,
leases of assets under which all the risks and rewards of ownership were substantially retained by the lessor were classified as operating leases. Payments made under operating leases were charged to the income statement on a straight-line basis over the terms of the leases.

When an operating lease is terminated before the lease period has expired, any payment to the lessor by way of penalty is recognized as an expense in the period in which such termination takes place.

Effective for annual periods beginning on or after
January 1, 2019,
IFRS
16
replaces the existing lease accounting requirements, resulting in a significant change in the accounting treatment and reporting of leases that were previously classified as operating leases, with more assets and liabilities reported on the balance sheet and a different recognition of lease costs and related interpretations. Lessees are also required to recognize a right-of-use asset and a lease liability as at the lease commencement date as detailed in Note
3.

Description of accounting policy for goodwill [text block]
(k)	Goodwill

Goodwill arises on the acquisition of subsidiaries, associates and joint arrangements.

Goodwill is determined as the excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired at the date of acquisition. All business combinations are accounted using the purchase method.

In compliance with IFRS
3
– “Business Combinations”, goodwill is carried at cost and
not
amortized, but is tested for impairment at least annually, or whenever there are indications that the cash generating unit to which the goodwill has been allocated may
be impaired. Impairment losses recognized on goodwill are
not
reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is expressed in the functional currency of the cash generating unit or joint operation to which it relates, and translated into Reais using the year-end exchange rate.

For associates and joint ventures, goodwill is included in the carrying amount of the investment in the associate/joint venture.

If the Company’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognized exceeds the cost of the business combination, such excess is recognized immediately in the income statement.

Expenditure on internally generated goodwill is expensed as it is incurred.

Goodwill includes the effects of applying the predecessor basis of accounting (Note
3
(c)).

Description of accounting policy for intangible assets other than goodwill [text block]
(l)	Intangible assets

Brands

When part of the consideration paid in a business combination relates to brands, these are recognized in a specific Intangible Assets account, and measured at fair value as at the acquisition date. Subsequently, the value of brands can be reduced in the case of impairment losses. Internally generated expenditure for developing a brand is recognized within expenses.

Software

Purchased software is measured at cost less accumulated amortization.

Amortization related to software is included in cost of sales, distribution and sales expenses, marketing expenses or administrative expenses, based on the business activity which the software is intended to support.

Other intangible assets

Other intangible assets acquired by the Company are stated at their acquisition cost less accumulated amortization and impairment losses.

Other intangible assets also include multi-year sponsorship rights acquired by the Company. These are initially recognized at the present value of the future payments and subsequently measured at cost less accumulated amortization and impairment losses.

Amortization

Intangible assets with definite useful lives are amortized on a straight-line basis over their estimated useful lives. Licenses, supply and distribution rights are amortized over the period for which the rights exist. Brands are considered to have an indefinite life, and therefore are not
amortized. Software and capitalized development costs related to technology are amortized over a period of
3
to
5
years.

Items that are
not
amortized are tested for impairment on an annual basis.

Description of accounting policy for measuring inventories [text block]
(m)	Inventories

Inventories are initially recorded at the acquisition cost and subsequent valued at the lower of cost and net realizable value. Cost includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. The weighted average method is used in determining the cost of inventories.

The cost of finished products and work in progress comprises raw materials, other production materials, direct labor, other direct costs, gains and losses on derivative financial instruments, and an allocation of fixed and variable overheads based on the normal operating capacity. The net realizable value is the estimated selling price in the ordinary course of business, less the cost of bringing the inventory into the condition required for sale, and the selling costs.

Inventories have their amount reduced on a case-by-case basis if the anticipated net realizable value declines below the carrying amount. The calculation of the net realizable value takes into consideration the specific characteristics of each category of inventory, such as the expiration date, remaining shelf life, indicators of slow-moving inventory, amongst others.

Description of accounting policy for trade and other receivables [text block]
(n)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the unconditional consideration, unless contain significant financing components, in which case they are recognized at fair value. The Company holds trade and receivables with the objective of collecting the contractual cash flow, and therefore measures them subsequently at amortized cost using the effective interest rate method.

The Company applies the IFRS
9
simplified approach to measuring expected credit losses whereby impairment allowances for trade receivables are measured on initial recognition on the basis of the expected
12
-month credit losses. This is primarily based on past experience with credit losses, current data on overdue receivables and credit score information. Prospective information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, such indicators show a significant correlation with actual credit losses. Typically trade receivables which are outstanding for more than
90
days are fully written-off.

Other receivables are mainly composed of loans to customers, cash deposits on guarantees and tax receivables. These instruments are initially recognized at fair value and subsequently measured at amortized cost. Any impairment losses and foreign exchange results are directly recognized in the profit or loss.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(o)	Cash and cash equivalents

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly liquid investments with an insignificant risks of changes in value,
and
readily convertible into cash. They are stated at face value, which approximates their fair value.

For the purpose of the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.

Description of accounting policy for issued capital [text block]
(p)	Equity

Issued capital

The Company's issued capital consists only of common shares.

Repurchase of shares

When the Company buys back its own shares, the amount paid, including any additional costs directly attributable is recognized as a deduction from equity attributable to shareholders, in “Treasury shares” line item.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and interest on shareholder’s equity

Dividends and interest on shareholders’ equity are recognized in liabilities from the date on which are approved by a Board of Directors’ Meeting, except for the minimum statutory dividends provided by the Company’s bylaws, which are recognized as a liability when applicable, at the end of each fiscal year.

The interest expense attributable to capital to shareholders is recognized in income for the purposes of the calculation of Brazilian income and social contribution tax, and are subsequently reclassified from shareholders' equity for presentation purposes in the financial statements.

Description of accounting policy for borrowings [text block]
(q)	Interest-bearing loans and borrowings

Interest-bearing loans and borrowing are recognized initially at fair value less attributable transaction costs. Subsequently to initial recognition, interest-bearing loans and borrowing are stated at amortized cost, with any difference between the initial and maturity amounts being recognized in the income statement over the expected life of the instrument on an effective interest rate basis. The Company has interest-bearing loans and borrowing covered by a hedge structure (Note
22
–
Interest-bearing loans and borrowing
).

Borrowing costs directly related to the acquisition, construction or production of a qualifying asset which requires a substantial period of time to prepare for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company, and the costs can be measured reliably. Other borrowing costs are recognized as finance expenses in the period in which they are incurred.

Description of accounting policy for employee benefits [text block]
(r)	Employee benefits

Post-employment benefits

Post-employment benefits include pensions managed in Brazil by Instituto Ambev de Previdência Privada – IAPP, post-employment dental benefits and post-employment medical benefits managed by Fundação Zerrenner. Usually, pension plans are funded by payments made by both the Company and its employees, considering the recommendations of independent actuaries. Post-employment dental benefits and post-employment medical benefit obligations are funded using the returns on the Fundação Zerrenner’s plan assets. If necessary, the Company may
contribute some of its profits to Fundação Zerrenner.

The Company manages defined benefit and/or defined contribution plans and/or medical and dental assistance plans for employees of its companies located in Brazil and its subsidiaries located in Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada.

The Company maintains both funded and unfunded plans.

r.1
) Defined contribution plans

A defined contribution plan is a pension plan under which the Company pays fixed contributions into a fund. The Company has no
legal or constructive obligations to pay further contributions if the fund does not
hold sufficient assets to pay all employees for the benefits relating to their service in the current and prior periods.

The contributions to these plans are recognized as expenses in the period during which they are incurred.

r.2
) Defined benefit plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive upon retirement, usually dependent on one
or more factors such as age, years of service and compensation.

For defined benefit plans, expenses are assessed separately for each plan using the projected credit unit method. The projected credit unit method takes into account each period of service as giving rise to an additional unit of benefit, and measures each unit separately. Under this method, the cost of providing pensions is charged to the income statement over the period of service of the employee. The amounts charged to the income statement consist of the current service cost, interest cost, past service costs and the effect of any settlements and curtailments. The obligations of the plan recognized in the balance sheet are measured at the present value of the estimated future cash outflows using a discount rate equivalent to the government´s bond rates with maturity terms similar to those of the obligation and the fair value of the plan assets.

Past service costs result from the introduction of a new plan or changes to an existing plan. They are recognized immediately in the income statement, at the earlier of: (i) when the settlement/curtailment occurs; or (ii) when the Company recognizes the related restructuring or termination costs, unless those changes are conditional upon the employee’s continued employment, for a specific period of time (the period in which the rights are acquired). In such case, the past services costs are amortized using the straight-line method over the period in which the rights were acquired.

Actuarial gains and losses consist of the effects of differences between the previous actuarial assumptions and the actual results, and the effects of changes in actuarial assumptions. Actuarial gains and losses are fully recognized in Carrying value adjustments.

Remeasurements, representing actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, both excluding net interest, are recognized in full in the period in which they occur in the statement of comprehensive income. Remeasurements are not
reclassified to profit or loss in subsequent periods.

When the amount of the defined benefit obligation is negative (an asset), the Company recognizes those assets (prepaid expenses), to the extent of the value of the economic benefit available to the Company either from refunds or reductions in future contributions.

Other post-employment obligations

The Company and some of its subsidiaries provide post-employment medical benefits, reimbursement of medication expenses and other benefits to certain retirees. These benefits are not
granted to new retirees. The expected costs of these benefits are recognized over the period of employment, using an accounting methodology similar to that for defined benefit plans, including actuarial gains and losses.

Termination benefits

Termination benefits are recognized as an expense at the earlier of: (i) when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, and (ii) when the Company recognizes costs related to restructuring.

Bonuses

Bonuses granted to employees and managers are based on pre-defined company and individual target achievement. The estimated amount of the bonus is recognized as an expense in the period the bonus is earned.

Description of accounting policy for share-based payment transactions [text block]
(s)	Share-based payments

Different share and share option programs allow management and other members appointed by the Board of Directors to acquire shares in the Company. The fair value of the share options is estimated at the grant date, using an option pricing model that is most appropriate for the respective option. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a credit to equity. When the options are exercised, the equity is increased by the proceeds received.

Description of accounting policy for trade and other payables [text block]
(t)	Trade payables
Trade payables are recognized initially at fair value and subsequently at amortized cost using the effective interest method.
Description of accounting policy for provisions [text block]
(u)	Provisions

Provisions are recognized when: (i) the Company has a present obligation (legal or constructive) as a result of past events; (ii) it is likely that a future disbursement will be required to settle the current obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

Provisions, except for those mentioned in the item Disputes and litigation, are determined discounting the expected future cash flow, to a pre-tax rate, which reflects the current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Restructuring

A provision for restructuring is recognized when the Company has approved a detailed restructuring plan, and the restructuring has either commenced or has been announced. Costs relating to the ongoing and future activities of the Company are not
provided for, but are recognized when expenses are incurred. The provision includes the benefit commitments in connection with early retirement and redundancy schemes.

Disputes and Litigations

A provision for disputes and litigation is recognized when it is more likely than not
that the Company will be required to make future payments as a result of past events. Such items may
include but are
not
limited to, several claims, suits and actions filed by or against the Company relating to antitrusts laws, violations of distribution and license agreements, environmental matters, employment-related disputes, claims from tax authorities, and other litigation matters.

Description of accounting policy for financial instruments [text block]
(v)	Financial Instruments and hedge accounting

Classification and Measurement

The company uses financial instruments to implement its risk management strategy and policy. Derivatives are generally used to mitigate the impact in Company’s performance due to changes in foreign currencies, interest rates, equity prices and commodity prices. The Company’s financial risk management policy prohibits the use of derivatives not
related to the Company’s core business.

Financial assets (except for accounts receivable without a significant financing component) or financial liabilities are initially measured at fair value, plus, for an item not
measured at fair value through profit or loss, transaction costs directly attributable to their acquisition or issue. Accounts receivable without a significant financing component are initially measured at the transaction price.

Upon initial recognition, a financial asset is classified: at amortized cost; at fair value through other comprehensive income - debt instruments; at fair value through other comprehensive income - equity instruments; or at fair value through profit or loss.

Financial assets are
not
reclassified subsequent to initial recognition, unless the Group changes the business model for the management of financial assets, in which case all affected financial assets are reclassified on the first
day of the post-change business model.

The classification of the Company’s financial assets is as follows:

▪ Debt instruments at fair value through other comprehensive income, with gains or losses recycled to profit or loss upon derecognition. Financial assets in this category quoted debt instruments held by the Company in line with its business model either to collect cash flow or for sale.

▪ Equity instruments designated at fair value through other comprehensive income, with no
recycling of gains or losses to profit or loss upon derecognition. This category only includes equity instruments which the company intends to hold for the foreseeable future, and which it has irrevocably elected to so classify upon initial recognition or transition. These instruments are not
subject to impairment testing.

▪ Financial assets and liabilities at FVPL: comprise derivative instruments and equity instruments which were not
designated as FVOCI. This category also includes debt instruments which cash flow characteristics are not
held within a business model whose objective is either to collect contractual cash flow, or both to collect contractual cash flow and for sale.

The measurement of the Company’s financial assets is as follows:

Hedge accounting

The company designates certain derivatives as hedging instruments to hedge the risk related to the variability of foreign exchange rates, interest rates and commodity prices. Derivative financial instruments, although contracted to protect the exposure, but does not
match all hedge accounting requirements, will be recognized at fair value through profit or loss.

Derivative financial instruments are initially recognized at fair value. The fair value is the value at which an asset can be realized, or a liability settled, between knowledgeable and willing parties under normal market conditions. The fair value of derivative financial instruments can be obtained from market prices or from pricing models that reflect current market rates, as well as the credit quality of the counterparty.

Subsequently to initial recognition, the derivative financial instruments are remeasured to their fair value as at the date of the financial statements. Changes in the fair values of derivative financial instruments are recognized in current income, except when these are cash flow hedges or net investment hedges, where changes in fair value are recognized in comprehensive income.

The company contracts commodities derivatives which have similar effective periods to the hedged items. The Company applies component hedging to its commodities. The hedged component is contractually specified and matches that defined in the derivative contract, and therefore the hedge ratio is always
1:1.
Hedge effectiveness is assessed on a qualitative basis. Whenever the critical terms do not
match, the company uses the hypothetical derivatives method to assess effectiveness. Possible causes of ineffectiveness include changes in the timing of forecast transactions, changes in the quantity of the commodity to be hedged, or changes in the credit risk of either parties to the derivative contract.

The cash flow, net investment and fair value hedge concepts are applied to all instruments that meet the hedge accounting requirements under IFRS
9
– “Financial Instruments”.

Cash flow hedge accounting

Cash flow hedges are used to protect the cash flow exposure of a recorded asset or liability, or the foreign currency risk or commodity price variations associated with a highly probable transaction, the effective portion of any (gain or loss) on the derivative financial instrument is recognized directly in the comprehensive income statement (cash flow hedge reserve), and will be reclassified from the cash flow hedge reserve to the same line and the same period during which the cash flow futures were hedged. The ineffective portion of any gain or loss is recognized immediately in the current income statement.

When a hedging instrument or a hedging relationship is terminated, but the hedged transaction is still expected to occur, the cumulative gains and losses (up to the date of termination) remain in comprehensive income, being reclassified in accordance with the above practice, when the protection transaction occurs. If the hedged transaction is no
longer probable, the accumulated gains and losses recognized in comprehensive income are reclassified immediately to the current income statement.

Fair value hedge accounting

When a derivative is intended to hedge the variability in the fair value of a recognized asset or liability, or of a firm commitment, any resulting (gain or loss) on the hedging instrument is recognized in the profit or loss. The carrying amount of the hedged item is also adjusted for fair value changes in respect of the risk being hedged, with any gain or loss being recognized in the income statement.

Net investment hedge accounting

When a non-derivative foreign currency liability hedges a net investment in a foreign operation, exchange differences arising on the translation of the liability to the functional currency are recognized directly in other comprehensive income (translation reserves). Any ineffectiveness is recognized immediately in profit or loss.

When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or the loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves), while the ineffective portion is reported in the profit or loss.

Derivatives at fair value through profit or loss

Certain derivatives financial instruments do
not
qualify for hedge accounting. Changes in the fair value of any of those derivatives financial instruments are recognized immediately in profit or loss.

Impairment for financial assets

Management performs in a quarterly basis the impairment test for financial assets or group of financial assets. If there is any trigger event, the impairment of financial asset or group of financial asset will be applied. An asset or group of financial assets is impaired, and impairment losses are recorded, only if there is evidence of impairment as a result of one
or more events occurring after the initial recognition of the assets (a "loss event") and that event (or events) has an impact on the estimated future cash flow from the financial asset or group of financial assets, and can be estimated reliably.

Description of accounting policy for impairment of non-financial assets [text block]
(w)	Impairment of non-financial assets

The carrying amounts of non-financial assets, such as property, plant and equipment, goodwill and intangible assets are reviewed, at least, at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

Goodwill, intangible assets that are
not
yet available for use, and intangibles with indefinite useful lives, are tested for impairment at least annually at the business unit level (which is one
level below the reportable segment level) or whenever there is any indication of impairment.

An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the income statement. Intangible assets with an indefinite useful life are tested on a fair value approach applying multiples that reflect current market transactions to indicators that drive the profitability of the asset or the royalty stream that could be obtained from licensing the intangible asset to another party in an arm’s length transaction.

The recoverable amounts of other assets are determined as the higher of their fair value less costs to sell and their value in use. For an asset that does not
generate substantially independent cash inflows, the recoverable amount for the cash-generating unit to which the asset belongs. The recoverable amounts of the cash-generating units to which the goodwill and the intangible assets with indefinite useful lives belong are based on the fair value net of selling expenses, using EBITDA multiples observed in the market for previous business combinations involving comparable businesses in the brewing industry. For some CGUs, these calculations are corroborated using the fair-value less cost of disposal approach, where the free cash flow of these CGUs are discounted at fair value using a discount rate after tax that reflects current valuation models for the time value of money, and the risks specific to the asset.

Non-financial assets, except by goodwill are reviewed for possible reversal of the impairment at the reporting date. Impairment losses are reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

Description of accounting policy for government grants [text block]
( x )	Government grants

The Company has benefits from Brazilian state tax incentive programs to promote industrial development including the deferral of payment of taxes. These State programs are to promote long-term increases in employment, industrial decentralization, as well as complement and diversify the industrial states.

In the case of these States, the tax terms are foreseen in tax law. When conditions to obtain these grants exist, they are under the Company's control. The benefits for the postponement in the payment of such taxes are recorded in the income statement, on an accrual basis.

The interest rates and (or) terms of these loans are advantageous over the market conditions, such financing are considered as subsidized loans as determined by IAS
20.
The referred subsidy consists of the gain earned when comparing the value of these operations in market to the value agreed in contract. Thereby, upon funding the subsidy calculated is recorded in Other operating income, following the treatment for the other ICMS subsidies. Management reviews annually the market conditions prevailing in the year to assess such subsidies.

Monthly, taking into account the value of the consideration, the period to maturity, the financing contract interest rate and the above mentioned discount rate, the reduction in present value adjustment is allocated to financial income, so as to bring the balance to zero
by the time of settlement of each consideration.

There is
no
a general price index, but allow to be executed judgement when restatement of financial statements becomes necessary. That way, the index used was based in Resolution
539/18
issued by Argentine Federation of Professional Boards on Economic Sciences: i) from
January 1
st
,
2017
onwards the national IPC (national consumer price index); ii) to
December
31,2016
the IPIM (wholesale price index).